EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated December 6, 2018, for Class R6 of Neuberger Berman Unconstrained Bond Fund, a series of Neuberger Berman Income Funds, which was filed with the Securities and Exchange Commission on December 6, 2018 (Accession No. 0000898432-18-001389).